Mobile Financial Services activities - Maturities of financial liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	€ 386
Non-current financial liabilities	31,930	€ 31,922	€ 30,089
Operating segments [member] | Mobile Finance Services
Disclosure of financial liabilities [line items]
Non-current financial liabilities	€ 110	€ 27	€ 28